ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Analysis of the movement in the allowance for doubtful accounts
Balance at beginning of year	¥ 81,065	¥ 165,635	¥ 75,269
Provision for doubtful accounts	142	(74,803)	89,474
Translation adjustment	3,508	(9,767)	892
Balance at end of year	¥ 84,715	¥ 81,065	¥ 165,635